Commitments and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	$ 8,873	$ 10,417
Not later than one year [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	1,543	1,543
Later than one year and not later than five years [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	6,173	6,173
Later than five years [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	$ 1,157	$ 2,701